Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued expenses
	2017	2016
Accrued legal and professional	$2,650	$-
Accrued other	950	-
	$3,600	$-